Basis of preparation	12 Months Ended
Dec. 31, 2018
Basis of preparation
Disclosure of basis of preparation of financial statements [text block]
2	Basis of preparation

The consolidated financial statements of the Group for the three years ended December 31, 2018, 2017 and 2016 were prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) (collectively “IFRS”) and with International Financial Reporting Standards (IFRS) as adopted by the European Union (“EU-IFRS”).

These consolidated financial statements have been prepared on a historical cost basis, except for the assets and liabilities that have been acquired as part of a business combination which have been initially recognized at fair value and certain financial instruments which are measured at fair value.

The consolidated financial statements are presented in thousands of euros (K€ or thousands of €) and all “currency” values are rounded to the nearest thousand (€000), except when otherwise indicated.

The preparation of financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgment and estimates have been made in preparing the financial statements and their effect are disclosed in Note 3.

New standards, interpretations and amendments adopted by the Group

The Group has adopted the following new and revised standards and interpretations issued by the IASB and IFRIC that are relevant to its operations and effective for accounting periods beginning on January 1, 2018.

  IFRS 9 Financial Instruments;
  IFRS 15 Revenue from Contracts with Customers

Several other amendments and interpretations apply for the first time in 2018, but do not have an impact on the consolidated financial statements of the Group. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

The application of the above relevant new standards and interpretations are explained below.

IFRS 9 Financial instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments, or IFRS 9, that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting.

We have adopted the new standard on the required effective date retrospectively, with an initial application date of January 1, 2018.

  Classification and measurement

The Group did not have a significant impact on its consolidated income statement, consolidated statement of comprehensive income, consolidated statement of financial position or consolidated statement of changes in equity on applying the classification and measurement requirements of IFRS 9. It continues to measure at fair value all financial assets currently measured at fair value. The equity shares in non-listed companies are intended to be held for the foreseeable future and are designated at fair value through OCI.

Current and non-current trade receivables are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Group continues to measure these at amortized cost under IFRS 9. Following the assessment of the contractual cash flow characteristics of its debt instruments, the Group concluded that the loans and trade receivables can be classified at amortized cost measurement under IFRS 9.

  Impairment

IFRS 9 requires us to record expected credit losses on all of our debt securities, loans and trade receivables, either on a 12-month or lifetime basis. We have applied the simplified approach and record lifetime expected losses on all trade receivables. The lifetime expected losses are determined based on a provision matrix applied to each of the trade receivable aging buckets.

We have applied the transition exception as foreseen in IFRS 9 whereby the application of IFRS 9 “impairment” does not need to be recorded retroactively for all reporting periods presented as we cannot avoid the use of hindsight. The application of IFRS 9 resulted in an additional expense/provision of K€340 in 2018 on our consolidated income statement, consolidated statement of comprehensive income, consolidated statement of financial position and consolidated statement of changes in equity. The impact on the initial date of application was not material.

We refer to Note 3 for the accounting policy on the financial assets and liabilities.

  Hedge accounting

The Group does not apply hedge accounting for its derivatives. Derivatives are measured at fair value with changes through the consolidated income statement.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 Revenue from Contracts with Customers, or IFRS 15, was issued in May 2014 and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The standard provides a single, principles based five-step model to be applied to all contracts with customers as follows:

  Identify the contract(s) with a customer;
  Identify the performance obligations in the contract;
  Determine the transaction price;
  Allocate the transaction price to the performance obligations in the contract; and
  Recognize revenue when (or as) the entity satisfies a performance obligation.

The new revenue standard has superseded all current revenue recognition requirements under IFRS. We have adopted the new standard on the required effective date of January 1, 2018 and have applied the modified retrospective transition method to those contracts that were not completed at January 1, 2018. When applying the modified retrospective transition method, the cumulative effect of initially applying IFRS 15 is recognized as an adjustment to the opening balance of our consolidated reserves in 2018.

The effect of adopting IFRS 15 is as follows:

OEM software license and distribution agreements

We regularly enter into software license and distribution agreements that may include the right for a partner to embed the Materialise software in its own property software or machine, that is marketed and sold to end-customers. Typically, those contracts provide a license to use and market the software, training and one year of maintenance and support service. Those performance obligations are “distinct”. Certain contracts may also include development services. Those development services are in general also “distinct” services except in case the customer cannot benefit from the license with readily available resources without the development services and the development services significantly customize/modify the existing license. In that case, those development services are combined with the license and recognized over the term of the license.

Those agreements may also provide for step-based volume discounts when certain sales targets are achieved and discounts when certain development revenue is achieved. Prior to adopting IFRS 15, volume discounts were recognized based on a reasonable estimate of the volume discounts to be paid and deducted from revenue over the contract period (based on sales). Certain other discounts were immediately deducted in full from revenue when they are expected to be met. Under IFRS 15, the transaction price will include an estimate of all the discounts payable under the contract period and will be subsequently allocated to the performance obligations. The impact on revenue was however not material as of January 1, 2018.

Medical partner license, supply and distribution agreements

Medical partner license, supply and distribution agreements generally include a time-based license for online order management system and surgical guide planning software, surgical guide development services and 3D printing, training, set-up and on boarding services and maintenance services. The consideration for the license is in general included within the price for a surgical guide (whether or not via an explicit royalty added to the price). The accounting prior to adoption of IFRS 15 is not significantly different than under IFRS 15, except for:

  The license is in most cases not considered “distinct” and may be combined with the “surgical guide services and printing” as the license as such may not have a significant benefit for the partner without other readily available resources;
  Certain agreements may include significant development services other than the standard set-up and on boarding services, which significantly modify/customize the existing platform for the purpose of the partner and are not considered “distinct” and combined with the license; and
  Allocation of the transaction price over the “distinct” performance obligations may result in higher or lower revenue allocated to a performance obligation than the contractual pricing.

The impact on January 1, 2018 of the above differences on revenue is K€323 additional deferred revenue.

One contract with a non-cancellable contract period of 10 years had an up-front non-refundable fee for exclusivity for a total of €2.25 million. Prior to adopting IFRS 15, this fee has been fully recognized in previous years (from 2010 onwards). Under IFRS 15, this fee will be included in the transaction price and allocated to the “distinct” performance obligations of the contract which are primarily software license, surgical guides services and printing, maintenance, and development services. The impact of this difference on January 1, 2018 is a higher deferred revenue of K€850 with a debit of the accumulated deficit for the same amount. This deferred revenue will be recognized in revenue over the next three years.

Other revenue streams

IFRS 15 is not expected to have significant impacts on our other revenue streams such as 3D print products and software license and related maintenance.

Impact

Based on our above detailed assessment, the cumulative effect recognized in retained earnings as of January 1, 2018 is as follows (positive is a debit):

in 000€	January 1, 2018
Software	−
Medical	1,173
Manufacturing	−
Total catch-up adjustment	1,173

The following table summarises the impact of adopting IFRS 15 on the Group’s consolidated statement of financial position as at December 31, 2018 and its consolidated income statement for the year then ended. There was no material impact on the Group’s statement of cash flows for the year ended December 31, 2018, except on the impact of the deferred income on the line "net profit of the year" fully compensated by the impact on the line "Increase in trade payables and other payables."

	As of December 31, 2018
Consolidated statement of financial position in 000€	As reported	IFRS 15 Catch-up adjustment	IFRS 15 Adjustments after initial adoption	Amounts without adoption of IFRS 15
Equity and liabilities
Equity
Share capital	3,050	−	−	3,050
Share premium	136,637	−	−	136,637
Consolidated reserves	(1,848)	1,173	(410)	(1,085)
Other comprehensive loss	(1,850)	−	−	(1,850)
Equity attributable to the owners of the parent	135,989	1,173	(410)	136,752
Total equity	135,989	1,173	(410)	136,752
Non-current liabilities
Loans & borrowings	92,440	−	−	92,440
Deferred tax liabilities	6,226	−	−	6,226
Deferred income (contract liability)	4,587	(763)	410	4,234
Other non-current liabilities	868	−	−	868
Total non-current liabilities	104,121	(763)	410	103,768
Current liabilities
Loans & borrowings	13,598	−	−	13,598
Trade payables	18,667	−	−	18,667
Tax payables	2,313	−	−	2,313
Deferred income (contract liability)	23,195	(410)	−	22,785
Other current liabilities	15,342	−	−	15,342
Total current liabilities	73,115	(410)	−	72,705
Total equity and liabilities	313,225	−	−	313,225
	For the year ended December, 31 2018
Consolidated income statement in 000€	As reported	Adjustments	Amounts without adoption of IFRS 15
Revenue	184,721	(410)	184,311
Cost of sales	(82,299)	−	(82,299)
Gross profit	102,422	(410)	102,012
Research and development expenses	(22,416)	−	(22,416)
Sales and marketing expenses	(46,303)	−	(46,303)
General and administrative expenses	(32,310)	−	(32,310)
Net other operating income	3,771	−	3,771
Operating profit	5,164	(410)	4,754
Financial expenses	(4,864)	−	(4,864)
Financial income	3,627	−	3,627
Share in loss of joint venture	(475)	−	(475)
Profit before taxes	3,452	(410)	3,042
Income taxes	(425)	−	(425)
Net profit for the year	3,027	(410)	2,617
Net profit attributable to:			−
The owners of the parent	3,027	(410)	2,617
Basic earnings per share	0.06		0.05
Diluted earnings per share	0.06		0.05

Restatements in the reporting year 2017

The Group has restated the reporting year 2017 for the following impacts:

  Our audited financial statements for the year ended December 31, 2017 appearing in our Annual Report on Form 20-F, as filed with the U.S. Securities and Exchange Commission on April 30, 2018 (the “FY 2017 Form 20-F”), included a provisional accounting for the ACTech business combination. The fair value analysis with respect to the assets and liabilities acquired was not yet finalized as of the reporting date.

As of October 4, 2018, we completed the fair value analysis of the ACTech business combination, with corresponding adjustments to intangible assets, goodwill, property, plant and equipment, inventories and contracts in progress, other current assets, investment grants and tax payables as if the accounting for the business combination had been completed at acquisition date. The impact has been accounted for as retrospective adjustments to our consolidated statement of financial position as of December 31, 2017 and our consolidated income statement for the year ended December 31, 2017. Furthermore it includes an adjustment to the inventory valuation at ACTech as at December 31, 2017, with a total impact on the consolidated reserves for the year amounted to K€ (461).

We refer to Note 4 for a detailed discussion of the ACTech business combination.

  The Group has voluntarily changed the presentation of the amortization expense related to the intangible assets acquired from a business combination, except for the backlog, in the consolidated income statement. The related amortization expense is in 2018 presented in the line net other operating income in the consolidated income statement while previously this expense was included in the lines cost of sales, sales and marketing expenses and general and administrative expenses. The intangible assets relate to acquired technology and acquired customer relationships. Management has changed the presentation in order to better reflect the performance of the Group.

The impact of the restatements on the consolidated statement of financial position as of December 31, 2017 and the consolidated income statement for the year ended December 31, 2017 is as follows:

	As of December 31, 2017
Restatement impact on statement of financial position in 000€	As previously reported	IFRS 3 ACTECH	As restated
Assets
Non-current assets
Goodwill	18,447	(895)	17,552
Intangible assets	28,646	(46)	28,600
Property, plant & equipment	86,881	184	87,065
Investments in joint ventures	31	−	31
Deferred tax assets	304	−	304
Other non-current assets	3,667	−	3,667
Total non-current assets	137,976	(757)	137,219
Current assets
Inventories and contracts in progress	11,594	(567)	11,027
Trade receivables	35,582	−	35,582
Other current assets	9,212	(1,537)	7,675
Cash and cash equivalents	43,175	−	43,175
Total current assets	99,563	(2,104)	97,459
Total assets	237,539	(2,861)	234,678
Equity and liabilities
Equity
Share capital	2,729	−	2,729
Share premium	79,839	−	79,839
Consolidated reserves	(3,250)	(461)	(3,711)
Other comprehensive loss	(1,803)	−	(1,803)
Equity attributable to the owners of the parent	77,515	(461)	77,054
Total equity	77,515	(461)	77,054
Non-current liabilities
Loans & borrowings	81,788	−	81,788
Deferred tax liabilities	7,006	409	7,415
Deferred income	5,040	(1,272)	3,768
Other non-current liabilities	1,904	−	1,904
Total non-current liabilities	95,738	(863)	94,875
Current liabilities
Loans & borrowings	12,769	−	12,769
Trade payables	15,670	−	15,670
Tax payables	3,560	(1,537)	2,023
Deferred income	18,791	−	18,791
Other current liabilities	13,496	−	13,496
Total current liabilities	64,286	(1,537)	62,749
Total equity and liabilities	237,539	(2,861)	234,678
	For the year ended December 31, 2017
Restatement impact on income statement in 000€	As previously reported	IFRS 3 ACTECH	Reclassification	As restated
Revenue	142,573	−	−	142,573
Cost of sales	(62,787)	(447)	282	(62,952)
Gross profit	79,786	(447)	282	79,621
Research and development expenses	(19,959)	−	−	(19,959)
Sales and marketing expenses	(39,109)	−	174	(38,935)
General and administrative expenses	(25,484)	−	608	(24,876)
Net other operating income / (expenses)	5,631	(26)	(1,064)	4,541
Operating profit (loss)	865	(473)	−	392
Financial expenses	(4,728)	−	−	(4,728)
Financial income	3,210	−	−	3,210
Share in loss of joint venture	(469)	−	−	(469)
Loss before taxes	(1,122)	(473)	−	(1,595)
Income taxes	(534)	12	−	(522)
Net loss for the year	(1,656)	(461)	−	(2,117)
Net loss attributable to:
The owners of the parent	(1,656)	(461)	−	(2,117)
Non-controlling interest	−	−	−	−

The consolidated income statement of the year ended December 31, 2016 has not been restated. The total impact on the net other operating income/(expenses) was immaterial for the year 2016 and therefore such amount has not been reclassified.

A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.